Pledged assets and collateral	12 Months Ended
Mar. 31, 2015
Pledged assets and collateral

8. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2014 and 2015:

	2014	2015
	(in billions of yen)
Interest-bearing deposits in other banks	38	35
Trading account assets	10,271	8,462
Investments	13,353	10,432
Loans	8,796	6,881
Other assets	677	945

Total	33,135	26,755

The associated liabilities collateralized by the above assets at March 31, 2014 and 2015 are summarized below:

	2014	2015
	(in billions of yen)
Deposits	878	773
Call money and funds purchased	1,708	1,265
Payables under repurchase agreements	6,884	7,862
Payables under securities lending transactions	6,237	2,339
Other short-term borrowings	405	510
Long-term debt	5,632	5,113

Total	21,744	17,862

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2014 and 2015, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥18,084 billion and ¥26,824 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,184 billion and ¥1,313 billion at March 31, 2014 and 2015, respectively.

At March 31, 2014 and 2015, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥13,817 billion and ¥13,588 billion, respectively, of which ¥12,508 billion and ¥12,657 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales.